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Semi-Annual Report

March 31, 2002

Merrill Lynch
New York
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended March 31, 2002, long-term fixed-income interest rates exhibited considerable volatility, while long-term US Treasury bond and tax-exempt bond yields registered moderate increases. In order to foster both economic activity and consumer confidence following the September 11, 2001 terrorist attacks, the Federal Reserve Board continued to lower short-term interest rates. In early October 2001, the Federal Reserve Board reduced its short-term interest rate target to 2.50%, the lowest rate in nearly 40 years. However, US economic reports continued to be very weak, pushing US equity prices lower and bond prices higher. US military reprisals in Afghanistan also helped support higher bond prices as investors sought the safe haven of US Treasury obligations. At the end of October, the US Treasury announced that it would no longer issue 30-year maturity bonds, triggering an explosive fixed-income rally as investors scrambled to purchase soon-to-be-unavailable issues. By the end of October, long-term US Treasury bond yields had declined to 4.87%, falling more than 50 basis points (0.50%) in October 2001. Despite additional decreases in the short-term interest rate target to 1.75% by the Federal Reserve Board, long-term fixed-income markets were unable to hold their October gains. Rapid, significant US military success in Afghanistan, stronger-than-expected retail sales, and recovering US equity markets combined to suggest to many investors that US economic recovery was far more imminent than had been expected earlier in the fall of 2001. Bond yields rose during November and December 2001 as investors sold securities to realize recent profits in anticipation of an early reversal of the Federal Reserve Board's policy. By the end of December, long-term US Treasury bond yields had risen to approximately 5.45%.

During January and February 2002, economic indicators were mixed, signaling some strength in consumer spending and housing-related industries, but with continued declines in manufacturing employment. Interest rates remained in a narrow but volatile range as weak US equity markets generally supported fixed-income products. By the end of January 2002, the Federal Reserve Board ended its aggressive series of short-term interest rate reductions by maintaining its overnight rate target at 1.75%, a 40-year low. The Federal Reserve Board noted that while US economic activity was beginning to strengthen, earlier weakness could easily resume should consumer spending falter. In recent months, however, the index of leading economic indicators has risen, suggesting that economic activity is likely to expand later this year. In its most recent revision, fourth quarter 2001 US gross domestic product growth was significantly increased to 1.5%, signaling improving economic conditions relative to earlier in 2001. By the end of February 2002, long-term US Treasury bond yields stood at 5.42%.

In early March, however, a number of economic indicators, including surging existing home sales, solid consumer spending and positive nonfarm payroll growth following several months of job losses, suggested US economic activity was continuing to strengthen. Also, in Congressional testimony, Federal Reserve Board Chairman Alan Greenspan was cautiously optimistic regarding future US economic growth noting that while any increase in activity was likely to be moderate, "an economic expansion (was) well underway." These factors combined to push US equity prices higher and bond prices sharply lower in expectation of a reversal of the Federal Reserve Board actions taken during the past 15 months. By the end of March 2002, long-term US Treasury bond yields stood at 5.80%, their highest level in more than 18 months. Over the last six months, long-term US Treasury bond yields rose almost 40 basis points.

The municipal bond market displayed a very similar pattern during the six-month period ended March 31, 2002. The disruption in the financial markets following the September 11 attacks also served to push taxexempt bond yields higher. The municipal bond market was able to reorganize operations quickly, and tax-exempt bond yields were able to recover some of their earlier losses. While municipal bond yields were unable to match the dramatic declines witnessed in the US Treasury market, tax-exempt bond prices rose strongly during late October. As measured by the Bond Buyer Revenue Bond Index, at the end of October 2001, long-term municipal bond yields stood at 5.23%, declining approximately 20 basis points during October.

Similar to its taxable counterpart, the long-term municipal bond market was also unable to maintain the improvements made in September and October 2001. In addition to a slightly stronger financial environment, increased tax-exempt bond issuance in late 2001 also put upward pressure on municipal bond yields. By

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

year-end 2001, long-term tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, stood at approximately 5.60%. An improving technical position within the municipal bond market, especially a decline in the rate of new bond issuance has allowed it to outperform its taxable counterpart thus far in 2002. At the end of March, long-term tax-exempt bond yields were largely unchanged for the year at 5.64%. During the last six months, long-term municipal bond yields rose approximately 25 basis points.

Interest rates are likely to remain near current levels in early 2002 as US economic conditions are expected to remain relatively weak. However, going forward, business activity is likely to accelerate, perhaps significantly. Immediately after the September 11 attacks, the Federal Government announced a $45 billion aid package for New York City, Washington, DC and the airline industry, with additional fiscal aid packages expected. The military response to these attacks will continue to require sizable increases in Defense Department spending. Eventually, this governmental spending should result in increased US economic activity, particularly in the construction and defense industries. This governmental stimulus, in conjunction with the actions already taken by the Federal Reserve Board, can be expected to generate significant increases in US gross domestic product growth some time in mid-to-late 2002.

As inflationary pressures are expected to remain well contained going forward, increased economic activity need not result in significant increases in long-term bond yields. Also, throughout much of 2001, the municipal bond market exhibited far less volatility than its taxable counterparts. Since the strong technical position that supported the tax-exempt bond market's performance for much of 2001 can be expected to continue, any potential increases in municipal bond yields can also be expected to be limited.

Portfolio Strategy

During the six-month period ended March 31, 2002, we focused on seeking to enhance the Fund's dividend stream and reducing the Fund's net asset value volatility. Market volatility was expected as a result of unclear economic conditions. Toward the end of 2001, our portfolio strategy shifted to a market neutral position, given the low nominal yields that both Treasury and municipal bonds provided. As interest rates fell further, we shifted to a more defensive position. This strategy worked well as interest rates rose sharply during November and December. However, the economic aftershocks of the September 11, 2001 terrorist attacks negated much of the benefits derived from our strategic shifts. The value of the Fund's airport-related holdings was negatively affected, causing the Fund to underperform slightly for the six-month period. Going forward, we expect these holdings to regain much of their former value and reverse their underperformance. At this time, we have retained our defensive bias, expecting higher bond yields later this year.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New York Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager


May 2, 2002

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

PROXY RESULTS

During the six-month period ended March 31, 2002, Merrill Lynch New York Municipal Bond Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on November 7, 2001. The description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------
                                                            Shares Voted    Shares Voted      Shares Voted
                                                                 For          Against          To Abstain
------------------------------------------------------------------------------------------------------------
1.    To approve a new management agreement between the
      Trust, on behalf of the Fund, and Fund Asset           22,966,366         640,119         1,052,436
      Management, L.P.
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                                                               Ten Years/
                                                               6-Month        12-Month      Since Inception    Standardized
As of March 31, 2002                                        Total Return    Total Return      Total Return     30-Day Yield
===========================================================================================================================
ML New York Municipal Bond Fund Class A Shares                  +0.37%         +3.49%           +74.06%            3.95%
---------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class B Shares                  +0.03          +2.97            +65.60             3.60
---------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class C Shares                  -0.02          +2.87            +45.19             3.50
---------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class D Shares                  +0.23          +3.39            +50.64             3.85
---------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Average Annual Total Return

                                             % Return Without   % Return With
                                                Sales Charge     Sales Charge**
=============================================================================
Class A Shares*
=============================================================================
One Year Ended 3/31/02                             +3.49%           -0.65%
-----------------------------------------------------------------------------
Five Years Ended 3/31/02                           +5.38            +4.53
-----------------------------------------------------------------------------
Ten Years Ended 3/31/02                            +5.70            +5.27
-----------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                % Return            % Return
                                               Without CDSC         With CDSC**
=============================================================================
Class B Shares*
-----------------------------------------------------------------------------
One Year Ended 3/31/02                            +2.97%             -0.97%
-----------------------------------------------------------------------------
Five Years Ended 3/31/02                          +4.85              +4.85
-----------------------------------------------------------------------------
Ten Years Ended 3/31/02                           +5.17              +5.17
-----------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return            % Return
                                               Without CDSC         With CDSC**
=============================================================================
Class C Shares*
=============================================================================
One Year Ended 3/31/02                            +2.87%             +1.88%
-----------------------------------------------------------------------------
Five Years Ended 3/31/02                          +4.75              +4.75
-----------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/02                                   +5.14              +5.14
-----------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                             % Return Without   % Return With
                                                Sales Charge     Sales Charge**
=============================================================================
Class D Shares*
-----------------------------------------------------------------------------
One Year Ended 3/31/02                             +3.39%           -0.75%
-----------------------------------------------------------------------------
Five Years Ended 3/31/02                           +5.28            +4.42
-----------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/02                                    +5.66            +5.08
-----------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                 Issue                                                          Value
New York--88.9%
AA       NR*     $ 1,175   Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights-Albany
                           Law School), Series A, 6.75% due 12/01/2019                                                 $  1,335
-------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa         320   Brockport, New York, Central School District, GO, Refunding, 5.75% due 6/15/2018 (b)             348
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,905   Buffalo, New York, GO, General Improvement, Series D, 5.625% due 12/01/2010 (d)                2,072
-------------------------------------------------------------------------------------------------------------------------------
NR*      Aa2       4,500   Hornell, New York, IDA, IDR (Crowley Foods, Inc. Facility), 8% due 12/01/2016                  4,710
-------------------------------------------------------------------------------------------------------------------------------
                           Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                           Refunding Bonds:
AAA      Aaa         100     Series B, 5.125% due 7/01/2024                                                                 100
AAA      Aaa       5,000     Series D, 5% due 7/01/2016 (e)                                                               5,048
-------------------------------------------------------------------------------------------------------------------------------
                           Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                           Bonds, Series A:
AAA      Aaa       1,000     6.125% due 4/01/2014 (b)                                                                     1,117
AAA      Aaa       1,000     6.125% due 4/01/2015 (b)                                                                     1,114
AAA      Aaa       2,000     6.125% due 4/01/2017 (b)                                                                     2,210
AAA      Aaa       5,000     5% due 4/01/2023 (b)                                                                         4,917
AAA      Aaa       6,540     5.25% due 4/01/2023 (d)                                                                      6,596
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                           Series C-1, 5.50% due 7/01/2022 (b)                                                            2,058
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Nassau County, New York, Interim Finance Authority, Revenue Refunding Bonds, Sales Tax
                           Secured, Series A, 5.75% due 11/15/2016 (e)                                                    2,139
-------------------------------------------------------------------------------------------------------------------------------
                           New York City, New York, City IDA, Civic Facilities Revenue Bonds:
NR*      NR*       6,895     (New York Blood Center Inc. Project), 7.25% due 5/01/2004 (f)                                7,475
NR*      Aa3       3,000     (Spence School Inc. Project), 5.20% due 7/01/2034                                            2,916
AAA      Aaa       4,690     (USTA National Tennis Center Project), 6.60% due 11/15/2011 (d)                              5,166
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter--
                           New York Presbyterian), 5.375% due 12/15/2016 (d)                                              1,038
-------------------------------------------------------------------------------------------------------------------------------
                           New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
BB       B2        3,000     (Northwest Airlines Inc.), 6% due 6/01/2027                                                  2,314
BBB+     A3        3,250     (Terminal One Group Association Project), 6.125% due 1/01/2024                               3,316
-------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+      100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                           Revenue Bonds, VRDN, Series C, 1.25% due 6/15/2022 (b)(h)                                        100
-------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+      200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                           Revenue Refunding Bonds, VRDN, Series G, 1.30% due 6/15/2024 (b)(h)                              200
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
VRDN       Variable Rate Demand Notes

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                 Issue                                                          Value
New York (continued)
                           New York City, New York, City Transitional Finance Authority Revenue Bonds,
                           Future Tax Secured:
AA+      Aa2     $ 1,350     Series B, 5.50% due 2/01/2013                                                             $  1,434
AA+      Aa2       2,000     Series C, 5.25% due 5/01/2014                                                                2,049
A1+      VMIG1@      200     VRDN, Series C, 1.30% due 5/01/2028 (h)                                                        200
A1+      VMIG1@      800     VRDN, Sub-Series B-1, 1.30% due 11/01/2027 (h)                                                 800
-------------------------------------------------------------------------------------------------------------------------------
                           New York City, New York, GO, Refunding:
A        A2        4,165     Series B, 6.375% due 8/15/2009                                                               4,536
A        A2        2,700     Series G, 5.75% due 2/01/2020                                                                2,745
A        A2        5,000     Series J, 6% due 8/01/2017                                                                   5,306
-------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1@      900   New York City, New York, GO, VRDN, Sub-Series A-7, 1.35% due 8/01/2020 (h)                       900
-------------------------------------------------------------------------------------------------------------------------------
AA-      Baa1      1,690   New York State Dormitory Authority Revenue Bonds (4201 Schools Program),
                           6.25% due 7/01/2020                                                                            1,861
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Dormitory Authority, Revenue Refunding Bonds:
AAA      Aaa      13,750     (City University System--Consolidated Second Generation), Series A,
                             6.125% due 7/01/2011 (a)                                                                    15,422
NR*      A3        1,785     (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2012                                  1,896
NR*      A3        2,505     (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2013                                  2,642
NR*      A3        2,985     (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2014                                  3,138
NR*      A3        2,000     (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2016                                  2,078
AA       NR*       1,470     (Manhattan College), 5.50% due 7/01/2012                                                     1,560
BBB      Baa2      3,000     (Mount Sinai Health), Series A, 6.50% due 7/01/2016                                          3,202
BBB      Baa2      4,850     (Mount Sinai Health), Series A, 6.625% due 7/01/2018                                         5,194
BBB      Baa2      2,500     (Mount Sinai Health), Series A, 6.625% due 7/01/2019                                         2,670
BBB      Baa2      2,385     (Mount Sinai Health), Series A, 6.75% due 7/01/2020                                          2,561
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Dormitory Authority, Service Contract Revenue Bonds (Child Care Facilities),
                           Series A:
AA-      NR*       1,545     5.375% due 4/01/2013                                                                         1,627
AA-      NR*         630     5.375% due 4/01/2014                                                                           659
AA-      NR*       1,715     5.375% due 4/01/2015                                                                         1,780
AA-      NR*       2,010     5.375% due 4/01/2018                                                                         2,047
AA-      NR*       1,115     5.375% due 4/01/2019                                                                         1,131
-------------------------------------------------------------------------------------------------------------------------------
AA-      NR*       5,000   New York State Dormitory Authority, Service Contract Revenue Bonds (School District
                           Rescue), Series A, 5.75% due 4/01/2010                                                         5,458
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   New York State Dormitory Authority, State University Educational Facilities Revenue Bonds,
                           Series B, 5.75% due 5/15/2004 (f)                                                              3,185
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       6,400   New York State Energy Research and Development Authority, Facilities Revenue Refunding
                           Bonds (Consolidated Edison Co. of New York), Series A, 6.10% due 8/15/2020 (a)                 6,940
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   New York State Energy Research and Development Authority, PCR, Refunding (Central
                           Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                    2,023
-------------------------------------------------------------------------------------------------------------------------------
BBB      NR*       4,500   New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds
                           (Waste Management Project), AMT, Series A, 4% due 5/01/2012                                    4,464
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   New York State Environmental Facilities Corporation, Special Obligation Revenue
                           Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                                3,419
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Environmental Facilities Corporation, State Clean Water and Drinking
                           Revenue Bonds, Pooled Financing, Series B:
AAA      Aaa       1,470     5.375% due 5/15/2018                                                                         1,507
AAA      Aaa       1,485     5.375% due 11/15/2018                                                                        1,522
-------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                 Issue                                                          Value
New York (continued)
NR*      VMIG1@  $ 1,000   New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A,
                           1.55% due 11/15/2029 (c)(h)                                                                 $  1,000
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project), Series A,
                           6.10% due 11/01/2015 (d)                                                                       4,251
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT (g):
NR*      Aaa       2,800     Series 191, 10.03% due 4/01/2030                                                             2,989
NR*      Aa1       2,500     Series 195, 10.98% due 10/01/2030                                                            2,789
-------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       2,320   New York State Thruway Authority, General Revenue Bonds, Series D, 5.50% due 1/01/2017         2,390
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, Series A:
AAA      Aaa       1,500     5.50% due 4/01/2014 (b)                                                                      1,594
AAA      Aaa       1,000     5.90% due 4/01/2020 (d)                                                                      1,069
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                           Services Contract), Series B:
AA-      NR*         305     6% due 4/01/2015                                                                               328
AA-      NR*         665     6% due 4/01/2016                                                                               712
AA-      NR*         705     6% due 4/01/2017                                                                               752
AA-      NR*         750     6.125% due 4/01/2018                                                                           805
AA-      NR*         615     6.25% due 4/01/2020                                                                            663
-------------------------------------------------------------------------------------------------------------------------------
                           New York State Urban Development Corporation, Revenue Refunding Bonds:
AA-      A3        1,685     (Clarkson Center Advance Materials), 5.50% due 1/01/2020                                     1,751
AA-      A3        3,500     (University Facility Grants), 5.50% due 1/01/2019                                            3,656
-------------------------------------------------------------------------------------------------------------------------------
                           Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT:
BBB      Baa1      9,975     Series A, 5.45% due 11/15/2026                                                              10,111
BBB      Baa1      3,350     Series C, 5.625% due 11/15/2024                                                              3,394
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Niagara, New York, Frontier Authority, Airport Revenue Bonds (Greater Buffalo
                           International Airport), AMT, Series A, 6.125% due 4/01/2014 (a)                                3,169
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   North Country, New York, Development Authority, Solid Waste Management Sysstem
                           Revenue Refunding Bonds, 6% due 5/15/2015 (d)                                                  1,118
-------------------------------------------------------------------------------------------------------------------------------
                           Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT:
NR*      Baa3      1,500     6.125% due 1/01/2032                                                                         1,468
NR*      Ba1       1,365     7.25% due 1/01/2032                                                                          1,333
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT, Class R,
                           Series 10, 9.96% due 1/15/2017 (d)(g)                                                          4,493
-------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       6,000   Port Authority of New York and New Jersey, Special Obligation
                           Revenue Bonds, RIB, AMT, Series 243, 10.74% due 12/01/2010 (e)(g)                              7,382
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       7,155   Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                           (Ogden Martin System--Huntington), AMT, 6.25% due 10/01/2012 (a)                               8,168
-------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       1,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                           Series B, 5.30% due 1/01/2017                                                                  1,020
-------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       3,900   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                           Bonds, Series Y, 6% due 1/01/2012                                                              4,381
-------------------------------------------------------------------------------------------------------------------------------
                           Troy, New York, City School District, GO, Refunding (d):
AAA      Aaa         725     5.75% due 7/15/2016                                                                            785
AAA      Aaa         765     5.75% due 7/15/2017                                                                            823
AAA      Aaa         805     5.75% due 7/15/2018                                                                            862
AAA      Aaa         850     5.75% due 7/15/2019                                                                            909
-------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                 Issue                                                          Value
New York (concluded)
                              Utica, New York, IDA, Civic Facility Revenue Bonds:
NR*      Aa3     $ 1,000     (Munson, Williams, Proctor Institute), 5.375% due 7/15/2020                               $    994
NR*      Aa3       1,210     (Munson, Williams, Proctor Institute), 5.40% due 7/15/2030                                   1,184
NR*      NR*       2,005     (Utica College Project), Series A, 5.75% due 8/01/2028                                       1,771
-------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       3,450   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Rippowam-Cisqua
                           School Project), 5.75% due 6/01/2029                                                           3,293
-------------------------------------------------------------------------------------------------------------------------------
                           Willsboro, New York, Central School District, GO, Refunding (b):
NR*      Aaa         655     5.75% due 6/15/2026                                                                            693
NR*      Aaa         690     5.75% due 6/15/2027                                                                            729
NR*      Aaa         730     5.75% due 6/15/2028                                                                            771
NR*      Aaa         770     5.75% due 6/15/2029                                                                            812
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--10.2%
AAAr     Aaa       4,750   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                           9.793% due 7/01/2016 (e)(g)                                                                    5,709
-------------------------------------------------------------------------------------------------------------------------------
A        Baa1     10,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                           Revenue Bonds, Series D, 5.75% due 7/01/2041                                                  10,351
-------------------------------------------------------------------------------------------------------------------------------
A        Baa1      1,500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031               1,425
-------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Electric Power Authority, Power Revenue Bonds:
AAA      NR*       1,000     Series II, 5.25% due 7/01/2031                                                                 978
AAA      Aaa       1,000     Trust Receipts, Class R, Series 16 HH, 9.81% due 7/01/2013 (d)(g)                            1,231
-------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,430   Puerto Rico Industrial, Tourist Educational, Medical and Environmental Control Facilities
                           Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2018 (e)                   2,562
-------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                           Bonds, Series E:
A        Baa3      1,000     5.70% due 8/01/2025                                                                          1,021
A-       Baa3      3,600     5.75% due 8/01/2030                                                                          3,701
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$254,023)--99.1%                                                                               263,635
Other Assets Less Liabilities--0.9%                                                                                       2,516
                                                                                                                       --------
Net Assets--100.0%                                                                                                     $266,151
                                                                                                                       ========
-------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FNMA Collateralized.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
*     Not Rated.
@     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of March 31, 2002

Assets:                 Investments, at value (identified cost--$254,023,487)                                    $ 263.634,704
                        Cash .................................................................                          62,702
                        Receivables:
                          Interest ...........................................................   $   4,606,182
                          Securities sold ....................................................       2,173,012
                          Beneficial interest sold ...........................................         117,318       6,896,512
                                                                                                 -------------
                        Prepaid registration fees and other assets ...........................                          55,250
                                                                                                                 -------------
                        Total assets .........................................................                     270,649,168
                                                                                                                 -------------
------------------------------------------------------------------------------------------------------------------------------
Liabilities:            Payables:
                          Securities purchased ...............................................       3,778,457
                          Beneficial interest redeemed .......................................         277,403
                          Dividends to shareholders ..........................................         195,052
                          Investment adviser .................................................         113,204
                          Distributor ........................................................          63,039       4,427,155
                                                                                                 -------------
                        Accrued expenses .....................................................                          71,068
                                                                                                                 -------------
                        Total liabilities ....................................................                       4,498,223
                                                                                                                 -------------
------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Net assets                                                                               $ 266,150,945
                                                                                                                 =============
------------------------------------------------------------------------------------------------------------------------------
Net Assets              Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:             shares authorized ........................................................               $     120,351
                        Class B Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ........................................................                     989,694
                        Class C Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ........................................................                      91,543
                        Class D Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ........................................................                   1,239,109
                        Paid-in capital in excess of par .........................................                 271,636,752
                        Accumulated realized capital losses on investments--net ..................                 (17,537,721)
                        Unrealized appreciation on investments--net ..............................                   9,611,217
                                                                                                                 -------------
                     Net assets ..................................................................               $ 266,150,945
                                                                                                                 =============
------------------------------------------------------------------------------------------------------------------------------
Net Asset               Class A--Based on net assets of $13,124,428 and 1,203,508 shares
Value:                  of beneficial interest outstanding........................................               $       10.91
                                                                                                                 =============
                        Class B--Based on net assets of $107,957,392 and 9,896,942 shares
                        of beneficial interest outstanding .......................................               $       10.91
                                                                                                                 =============
                        Class C--Based on net assets of $9,988,450 and 915,425 shares
                        of beneficial interest outstanding .......................................               $       10.91
                                                                                                                 =============
                        Class D--Based on net assets of $135,080,675 and 12,391,091 shares
                        of beneficial interest outstanding .......................................               $       10.90
                                                                                                                 =============
------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

Statement of Operations

                                                                                                   For the Six Months Ended
                                                                                                             March 31, 2002
---------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest ..................................................                             $ 7,283,716
---------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ..................................       $ 595,284
                        Account maintenance and distribution fees--Class B ........         287,780
                        Accounting services .......................................          68,739
                        Account maintenance fees--Class D .........................          67,739
                        Transfer agent fees--Class D ..............................          43,502
                        Transfer agent fees--Class B ..............................          41,930
                        Professional fees .........................................          38,894
                        Printing and shareholder reports ..........................          31,325
                        Account maintenance and distribution fees--Class C ........          27,635
                        Registration fees .........................................          17,487
                        Trustees' fees and expenses ...............................          10,092
                        Custodian fees ............................................           7,631
                        Pricing fees ..............................................           7,042
                        Transfer agent fees--Class A ..............................           4,627
                        Transfer agent fees--Class C ..............................           3,284
                        Other .....................................................          10,871
                                                                                          ---------
---------------------------------------------------------------------------------------------------------------------------
                        Total expenses ............................................                               1,263,862
                                                                                                                -----------
                        Investment income--net ....................................                               6,019,854
---------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized   Realized gain on investments--net .........................                               2,550,161
Gain (Loss)             Change in unrealized appreciation on investments--net .....                              (8,135,185)
on Investments--Net:                                                                                            -----------
                        Net Increase in Net Assets Resulting from Operations ......                             $   434,830
                                                                                                                ===========
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

Statements of Changes in Net Assets

                                                                                                 For the Six             For the
                                                                                                 Months Ended          Year Ended
                                                                                                   March 31,          September 30,
Increase (Decrease) in Net Assets:                                                                   2002                 2001
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net                                                  $   6,019,854          $ 12,271,726
                        Realized gain on investments--net ....................................      2,550,161             4,324,915
                        Change in unrealized appreciation on investments--net ...............      (8,135,185)           12,190,883
                                                                                                -------------          ------------
                        Net increase in net assets resulting from operations ................         434,830            28,787,524
                                                                                                -------------          ------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income--net:
Distributions to          Class A                                                                    (353,696)             (673,367)
Shareholders:             Class B                                                                  (2,514,326)           (5,246,616)
                          Class C ...........................................................        (196,538)             (294,144)
                          Class D ...........................................................      (3,232,057)           (5,780,836)
                        Realized gain on investments--net:
                          Class A ...........................................................          (3,313)                   --
                          Class B ...........................................................         (28,100)                   --
                          Class C ...........................................................          (2,277)                   --
                          Class D ...........................................................         (32,843)                   --
                                                                                                -------------          ------------
                        Net decrease in net assets resulting from dividends and
                        distributions to shareholders .......................................      (6,363,150)          (11,994,963)
                                                                                                -------------          ------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial interest
Transactions:           transactions ........................................................     (11,939,447)          (11,447,379)
                                                                                                -------------          ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase (decrease) in net assets .............................     (17,867,767)            5,345,182
                        Beginning of period .................................................     284,018,712           278,673,530
                                                                                                -------------          ------------
                        End of period* ......................................................   $ 266,150,945         $ 284,018,712
                                                                                                =============         =============
-----------------------------------------------------------------------------------------------------------------------------------
                       *Undistributed investment income--net ................................   $          --         $     276,763
                                                                                                =============         =============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

Financial Highlights

                                                                                               Class A
                                                                -------------------------------------------------------------------
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.            Ended                   For the Year Ended September 30,
                                                                March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2002             2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...   $   11.14       $   10.49     $   10.49     $   12.00     $   11.46
Operating                                                       ---------       ---------     ---------     ---------     ---------
Performance:         Investment income--net .................         .26             .51           .51           .51           .57
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.22)            .64           .01         (1.16)          .54
                                                                ---------       ---------     ---------     ---------     ---------
                     Total from investment operations .......         .04            1.15           .52          (.65)         1.11
                                                                ---------       ---------     ---------     ---------     ---------
                       Less dividends and distributions:
                       Investment income--net ...............        (.27)           (.50)         (.51)         (.51)         (.57)
                       Realized gain on investments--net ....          --+             --            --          (.32)           --
                       In excess of realized gain on
                       investments--net .....................          --              --          (.01)         (.03)           --
                                                                ---------       ---------     ---------     ---------     ---------
                     Total dividends and distributions ......        (.27)           (.50)         (.52)         (.86)         (.57)
                                                                ---------       ---------     ---------     ---------     ---------
                     Net asset value, end of period .........   $   10.91       $   11.14     $   10.49     $   10.49     $   12.00
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        .37%++        11.12%         5.19%        (5.70%)        9.94%
Return:**                                                       =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses ...............................        .65%*           .59%          .70%          .70%          .67%
Average              Investment income--net .................       4.65%*          4.66%         4.95%         4.59%         4.92%
Net Assets:                                                     =========       =========     =========     =========     =========

-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $  13,124       $  17,553     $  12,579     $  15,522     $  17,727
Data:                                                           =========       =========     =========     =========     =========
                     Portfolio turnover .....................      32.34%          76.22%       149.47%       135.17%       163.12%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Amount is less than $.01 per share.
      ++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

Financial Highlights (continued)

                                                                                               Class B
                                                                -------------------------------------------------------------------
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.            Ended                   For the Year Ended September 30,
                                                                March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2002             2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...   $   11.15       $   10.50     $   10.49     $   12.00     $   11.46
Operating                                                       ---------       ---------     ---------     ---------     ---------
Performance:         Investment income--net .................         .23             .45           .46           .46           .51
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.23)            .64           .02         (1.16)          .54
                                                                ---------       ---------     ---------     ---------     ---------
                     Total from investment operations .......          --            1.09           .48          (.70)         1.05
                                                                ---------       ---------     ---------     ---------     ---------
                     Less dividends and distributions:
                       Investment income--net ...............        (.24)           (.44)         (.46)         (.46)         (.51)
                       Realized gain on investments--net ....          --+             --            --          (.32)           --
                       In excess of realized gain on
                       investments--net .....................          --              --          (.01)         (.03)           --
                                                                ---------       ---------     ---------     ---------     ---------
                     Total dividends and distributions ......        (.24)           (.44)         (.47)         (.81)         (.51)
                                                                ---------       ---------     ---------     ---------     ---------
                     Net asset value, end of period .........   $   10.91       $   11.15     $   10.50     $   10.49     $   12.00
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        .03%++        10.56%         4.75%        (6.18%)        9.38%
Return:**                                                       =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses ...............................       1.15%*          1.10%         1.20%         1.21%         1.18%
Average                                                         =========       =========     =========     =========     =========
Net Assets:          Investment income--net .................       4.16%*          4.16%         4.44%         4.07%         4.40%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $ 107,957       $ 123,173     $ 133,180     $ 179,583     $ 242,811
Data:                                                           =========       =========     =========     =========     =========
                     Portfolio turnover .....................      32.34%          76.22%       149.47%       135.17%       163.12%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Amount is less than $.01 per share.
      ++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

Financial Highlights (continued)

                                                                                               Class C
                                                                -------------------------------------------------------------------
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.            Ended                   For the Year Ended September 30,
                                                                March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2002             2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...   $   11.15       $   10.50     $   10.50     $   12.01     $   11.47
Operating                                                       ---------       ---------     ---------     ---------     ---------
Performance:         Investment income--net .................         .23             .44           .45           .45           .50
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.23)            .64           .01         (1.16)          .54
                                                                ---------       ---------     ---------     ---------     ---------
                     Total from investment operations .......          --            1.08           .46          (.71)         1.04
                                                                ---------       ---------     ---------     ---------     ---------
                     Less dividends and distributions:
                       Investment income--net ...............        (.24)           (.43)         (.45)         (.45)         (.50)
                       Realized gain on investments--net ....          --+             --            --          (.32)           --
                       In excess of realized gain on
                       investments--net .....................          --              --          (.01)         (.03)           --
                                                                ---------       ---------     ---------     ---------     ---------
                     Total dividends and distributions ......        (.24)           (.43)         (.46)         (.80)         (.50)
                                                                ---------       ---------     ---------     ---------     ---------
                     Net asset value, end of period .........   $   10.91       $   11.15     $   10.50     $   10.50     $   12.01
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....       (.02%)++       10.45%         4.55%        (6.26%)        9.27%
Return:**                                                       =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses ...............................       1.23%*          1.19%         1.30%         1.31%         1.28%
Average                                                         =========       =========     =========     =========     =========
Net Assets:          Investment income--net .................       4.08%*          4.05%         4.34%         3.98%         4.27%
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $   9,989       $   8,730     $   6,777     $   8,051     $   8,229
Data:                                                           =========       =========     =========     =========     =========
                     Portfolio turnover .....................      32.34%          76.22%       149.47%       135.17%       163.12%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Amount is less than $.01 per share.
      ++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D
                                                                -------------------------------------------------------------------
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.            Ended                   For the Year Ended September 30,
                                                                March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2002             2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...   $   11.14       $   10.49     $   10.49     $   12.00     $   11.46
Operating                                                       ---------       ---------     ---------     ---------     ---------
Performance:         Investment income--net .................         .25             .50           .50           .50           .56
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.23)            .64           .01         (1.16)          .54
                                                                ---------       ---------     ---------     ---------     ---------
                     Total from investment operations .......         .02            1.14           .51          (.66)         1.10
                                                                ---------       ---------     ---------     ---------     ---------
                     Less dividends and distributions:
                       Investment income--net ...............        (.26)           (.49)         (.50)         (.50)         (.56)
                       Realized gain on investments--net ....          --+             --            --          (.32)           --
                       In excess of realized gain on
                       investments--net .....................          --              --          (.01)         (.03)           --
                                                                ---------       ---------     ---------     ---------     ---------
                     Total dividends and distributions ......        (.26)           (.49)         (.51)         (.85)         (.56)
                                                                ---------       ---------     ---------     ---------     ---------
                     Net asset value, end of period .........   $   10.90       $   11.14     $   10.49     $   10.49     $   12.00
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        .23%++        11.01%         5.08%        (5.79%)        9.83%
Return:**                                                       =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses ...............................        .74%*           .69%          .79%          .80%          .77%
Average                                                         =========       =========     =========     =========     =========
Net Assets:          Investment income--net .................       4.58%*          4.56%         4.85%         4.49%         4.79%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $ 135,081       $ 134,563     $ 126,138     $ 133,596     $ 153,032
Data:                                                           =========       =========     =========     =========     =========
                     Portfolio turnover .....................      32.34%          76.22%       149.47%       135.17%       163.12%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Amount is less than $.01 per share.
      ++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New York Municipal Bond Fund (the "Fund") is part of the Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Class A and Class D Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price or yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or for the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the period October 1, 2001 to November 6, 2001, the Fund did not pay an investment advisory fee. Effective November 7, 2001, the Fund resumed paying an investment advisory fee, based on shareholder approval of a new investment advisory agreement with FAM.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee and a distribution fee. These fees are accrued daily and paid monthly, at the annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B ...............................            .25%                .25%
Class C ...............................            .25%                .35%
Class D ...............................            .10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on the sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD         MLPF&S
--------------------------------------------------------------------------------
Class A .............................................       $  279       $ 3,141
Class D .............................................       $1,298       $14,756
--------------------------------------------------------------------------------

For the six months ended March 31, 2002, MLPF&S received contingent deferred sales charges of $58,560 and $2,277 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3,159 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended March 31, 2002, the Fund reimbursed FAM $7,663 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2002 were $86,712,356 and $98,293,931, respectively.

Net realized gains for the six months ended March 31, 2002 and net unrealized gains as of March 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                     Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 2,131,322         $ 9,611,217
Financial futures contracts .............            418,839                  --
                                                 -----------         -----------
Total ...................................        $ 2,550,161         $ 9,611,217
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of March 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $9,611,217, of which $10,559,380 related to appreciated securities and $948,163 related to depreciated securities. The aggregate cost of investments at March 31, 2002 for Federal income tax purposes was $254,023,487.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $11,939,447 and $11,447,379 for the six months ended March 31, 2002 and for the year ended September 30, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended March 31, 2002                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            124,888          $  1,386,609
Shares issued to shareholders
in reinvestment of
dividends & distributions ............             17,969               198,517
                                               ----------          ------------
Total issued .........................            142,857             1,585,126
Shares redeemed ......................           (514,315)           (5,692,806)
                                               ----------          ------------
Net increase .........................           (371,458)         $ (4,107,680)
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended September 30, 2001                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            643,725          $  7,140,384
Shares issued to shareholders
in reinvestment of dividends .........             36,115               396,808
                                               ----------          ------------
Total issued .........................            679,840             7,537,192
Shares redeemed ......................           (303,481)           (3,332,608)
                                               ----------          ------------
Net increase .........................            376,359          $  4,204,584
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended March 31, 2002                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            421,516          $  4,672,651
Shares issued to shareholders
in reinvestment of
dividends & distributions ............            117,574             1,297,237
                                               ----------          ------------
Total issued .........................            539,090             5,969,888
Automatic conversion
of shares ............................           (655,822)           (7,295,675)
Shares redeemed ......................         (1,035,484)          (11,486,405)
                                               ----------          ------------
Net decrease .........................         (1,152,216)         $(12,812,192)
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended September 30, 2001                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          1,509,243          $ 16,557,082
Shares issued to shareholders
in reinvestment of dividends .........            235,949             2,585,642
                                               ----------          ------------
Total issued .........................          1,745,192            19,142,724
Automatic conversion
of shares ............................         (1,003,498)          (11,048,460)
Shares redeemed ......................         (2,379,441)          (26,024,266)
                                               ----------          ------------
Net decrease .........................         (1,637,747)         $(17,930,002)
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended March 31, 2002                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            302,611          $  3,356,625
Shares issued to shareholders
in reinvestment of
dividends & distributions ............             11,621               128,283
                                               ----------          ------------
Total issued .........................            314,232             3,484,908
Shares redeemed ......................           (181,667)           (1,995,163)
                                               ----------          ------------
Net increase .........................            132,565          $  1,489,745
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended September 30, 2001                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            257,617          $  2,847,361
Shares issued to shareholders
in reinvestment of dividends .........             18,453               202,542
                                               ----------          ------------
Total issued .........................            276,070             3,049,903
Shares redeemed ......................           (138,542)           (1,505,685)
                                               ----------          ------------
Net increase .........................            137,528          $  1,544,218
                                               ==========          ============
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2002

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended March 31, 2002                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            190,263          $  2,112,867
Automatic conversion
of shares ............................            656,242             7,295,675
Shares issued to shareholders
in reinvestment of
dividends & distributions ............            152,698             1,683,126
                                               ----------          ------------
Total issued .........................            999,203            11,091,668
Shares redeemed ......................           (686,577)           (7,600,988)
                                               ----------          ------------
Net increase .........................            312,626          $  3,490,680
                                               ==========          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended September 30, 2001                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................            260,810          $  2,855,115
Automatic conversion
of shares ............................          1,004,250            11,048,460
Shares issued to shareholders
in reinvestment of dividends .........            259,664             2,845,515
                                               ----------          ------------
Total issued .........................          1,524,724            16,749,090
Shares redeemed ......................         (1,469,960)          (16,015,269)
                                               ----------          ------------
Net increase .........................             54,764          $    733,821
                                               ==========          ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended March 31, 2002.

6. Capital Loss Carryforward:

At September 30, 2001, the Fund had a net capital loss carryforward of approximately $18,320,000, of which $5,897,000 expires in 2008 and $12,423,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

--------------------------------------------------------------------------------
Joseph L. May, Trustee and Vincent R. Giordano, Senior Vice President of Merrill Lynch New York Municipal Bond Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. May and Giordano well in their retirements.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New York Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

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